Fixed assets, net (Tables)	6 Months Ended
Jun. 30, 2015
Fixed Assets, Net
Schedule of vessels' cost, accumulated depreciation and changes thereto

Fixed assets consist of vessels. Vessels’ cost, accumulated depreciation and changes thereto were as follows (in thousands):

	Vessel Cost	Accumulated Depreciation	Net Book Value
As of January 1, 2014	$4,450,719	$(608,102)	$3,842,617
Additions	39,165	(137,061)	(97,896)
Disposals	(120,376)	75,769	(44,607)
Impairment Loss	(75,776)	—	(75,776)

As of December 31, 2014	4,293,732	(669,394)	3,624,338
Additions	538	(65,341)	(64,803)

As of June 30, 2015	$4,294,270	$(734,735)	$3,559,535